Financial instruments - Categories of Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	May 03, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	€ 327.6		€ 219.2		€ 329.5	€ 186.1
Financial assets at fair value through profit or loss	30.6
Derivatives at fair value through profit or loss	4.3
Loans and receivables			94.7
Financial assets at amortised cost	395.3
Financial liabilities at amortised cost	(2,310.1)		(1,851.1)
Financial assets (liabilities) at fair value through profit or loss			2.5
Financial assets (liabilities) at fair value through other comprehensive income	7.9		(51.0)
Total	(1,872.0)		(1,585.7)
Total non-current loans and borrowings	1,742.9		1,395.1
Borrowings	1,764.3	€ 1,373.3	1,398.4
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	1,745.4		1,424.9
Financial liabilities	(1,764.3)		(1,398.4)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss	0.0
Financial assets at amortised cost	0.0
Financial liabilities at fair value through profit or loss			0.0
Financial liabilities at fair value through other comprehensive income	0.0		0.0
Financial liabilities at amortised cost	(534.9)		(441.6)
Financial liabilities	(534.9)		(441.6)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss	0.3
Financial assets at amortised cost	0.0
Financial liabilities at fair value through profit or loss			(0.7)
Financial liabilities at fair value through other comprehensive income	(36.6)		(68.5)
Financial liabilities at amortised cost	0.0		0.0
Financial liabilities	(36.9)		(69.2)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0
Derivatives at fair value through profit or loss	0.0
Financial assets at amortised cost	0.0
Financial liabilities at fair value through profit or loss			0.0
Financial liabilities at fair value through other comprehensive income	0.0		0.0
Financial liabilities at amortised cost	(1,775.2)		(1,409.5)
Financial liabilities	(1,775.2)		(1,409.5)
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents			0.0
Financial assets at fair value through profit or loss	0.0		0.0
Derivatives at fair value through profit or loss	0.0
Financial assets at fair value through other comprehensive income	0.0		0.0
Financial assets	98.3		94.7
Loans and receivables			94.7
Financial assets at amortised cost	98.3
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents			0.0
Financial assets at fair value through profit or loss	0.0		3.2
Derivatives at fair value through profit or loss	4.6
Financial assets at fair value through other comprehensive income	44.5		17.5
Financial assets	49.1		20.7
Loans and receivables			0.0
Financial assets at amortised cost	0.0
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents			219.2
Financial assets at fair value through profit or loss	30.6		0.0
Derivatives at fair value through profit or loss	0.0
Financial assets at fair value through other comprehensive income	0.0		0.0
Financial assets	327.6		219.2
Loans and receivables			0.0
Financial assets at amortised cost	297.0
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Total non-current loans and borrowings	10.9		11.1
Deferred borrowing costs | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.0		0.0
Financial liabilities	10.9		11.1
Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,372.2)		(1,009.5)
Other borrowings [Domain] | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	3.0		0.0
Financial liabilities	(3.0)		0.0
2024 fixed rate senior secured notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(400.0)		(400.0)
2024 fixed rate senior secured notes | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Borrowings				€ 9.8
Level 2 | Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	1,347.2		1,012.7
Level 1 of fair value hierarchy [member] | 2024 fixed rate senior secured notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	€ 395.2		€ 412.2